Loans Held for Investment (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Held For Investment (Textual) [Abstract]
Noncommercial segment Loans	$ 26,100,000	$ 33,100,000
Commercial segment Carried Allowances	3,034,000	2,583,000
Loans Held For Investment (Additional Textual) [Abstract]
Reducing net income	420,805	571,722
Accruing Loans 90 or More Days Past Due
Restructured loans	6,800,000	6,000,000
Restructured loans included in impaired loans	6,800,000	6,000,000
Carrying value of foreclosed properties	8,700,000	10,300,000
Amount pledged to borrowings at Federal Home Loan Bank	137,200,000	137,200,000
Amount pledged to borrowings at Federal Reserve Bank	143,500,000	143,500,000
Commercial [Member]
Loans Held For Investment (Textual) [Abstract]
Noncommercial segment Loans	15,000,000	18,900,000
Commercial segment Carried Allowances	1,400,000	1,100,000
Noncommercial [Member]
Loans Held For Investment (Textual) [Abstract]
Noncommercial segment Loans	11,100,000	14,200,000
Commercial segment Carried Allowances	$ 1,600,000	$ 1,500,000
Mortgage Loans on Real Estate [Member]
Loans Held For Investment (Textual) [Abstract]
Concentrations of Loans as Percentage of Net Loans	44.22%
Commercial Loans [Member]
Loans Held For Investment (Textual) [Abstract]
Concentrations of Loans as Percentage of Net Loans	51.58%